10-K Stock-Based Compensation - Performance share assumptions (Details) - Performance Share Awards - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant-date fair value (in dollars per share)	$ 31.99
Market Condition
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant-date fair value (in dollars per share)	$ 36.25	$ 37.96	$ 40.75
Risk-free interest rate range, minimum	0.71%	0.02%	1.45%
Risk-free interest rate range, maximum	1.68%	0.20%	1.62%
Weighted average discounted dividends per share (in dollars per share)	$ 2.93	$ 3.16	$ 2.91
Minimum | Market Condition
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Blended volatility range	24.07%	35.37%	15.30%
Maximum | Market Condition
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Blended volatility range	31.41%	46.35%	15.97%